Non-controlling interest (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in non-controlling interest [Roll Forward]
Net income for the year ended December 31, 2012	$ 32.5	$ 0	$ 0
Balance, end of period	32.5
West Capella [Member]
Changes in non-controlling interest [Roll Forward]
Net income for the year ended December 31, 2012	19.8
Balance, end of period	19.8
Seadrill Capricorn Holdings LLC [Member]
Changes in non-controlling interest [Roll Forward]
Net income for the year ended December 31, 2012	3.9
Balance, end of period	3.9
Seadrill Operating LP [Member]
Changes in non-controlling interest [Roll Forward]
Net income for the year ended December 31, 2012	8.8
Balance, end of period	$ 8.8